Accounting for Derivative Instruments and Hedging Activities Accounting for Derivative Instruments and Hedging Activities - AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ (70)		$ (83)		$ (76)	$ (16)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	13		14		14
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0		(21)		(74)
Accumulated other comprehensive loss	(28)	[1]	(27)	[1]	(9)
Loss expected to be realized from OCI during the next 12 months, net of tax	16
Accumulated Other Comprehensive Income (Loss), Cumulative Change in Gain (Loss) from Cash Flow Hedges, Tax Amount	16		16		6
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months, Tax	4
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Loss	$ (42)		$ (56)		$ (67)

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.